INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAX
Schedule of tax components recognized in the income statement

	December 31,	December 31,	December 31,
	2023	2022	2021
In millions of Colombian pesos
Current tax(1)
Fiscal term	(1,779,538)	(2,644,173)	(1,321,400)
Prior fiscal terms	46,791	39,137	71,932
Total current tax	(1,732,747)	(2,605,036)	(1,249,468)
Deferred tax
Fiscal term	(282,012)	(80,663)	(530,926)
Adjustments for consolidation purposes	82,204	(62,722)	4,169
Total deferred tax	(199,808)	(143,385)	(526,757)
Total income tax(2)	(1,932,555)	(2,748,421)	(1,776,225)
(1)	The nominal income tax rate used in Colombia for the years 2023 and 2022 is 35%, and for the year 2021 it was 31%. The Colombian financial institutions of the Group liquidated some additional points in the income tax of 5% for the years 2023 and 2022, and 3% for the year 2021.
(2)	See table 12.3 Reconciliation of the effective tax rate.

Schedule of dividend tax rate increases	Dividend tax rate increases as follows:

Dividend tax	Rate
Foreign entities	From 10% to 20%
Colombian corporations	From 7,5% to 10%

Schedule of reconciliation of the effective tax rate

The reconciliation between total income tax expenses calculated at the current nominal tax rate and the tax expense recognized in the income statement for the periods ended December 31, 2023, 2022 and 2021 is detailed below:

	December 31,	December 31,	December 31,
Reconciliation of the tax rate	2023	2022	2021
In millions of Colombian pesos
Accounting profit	8,147,526	9,744,786	5,984,012
Applicable tax with nominal rate(1)	(3,259,011)	(3,703,019)	(2,034,564)
Non-deductible expenses to determine taxable profit (loss)	(478,901)	(425,458)	(260,546)
Accounting and non-tax expense (income) to determine taxable profit (loss)	667,744	978,468	767,857
Differences in accounting bases(2)	(106,648)	(19,448)	(32,714)
Fiscal and non-accounting expense (income) to determine taxable profit (loss)	(652,607)	(470,063)	(285,191)
Ordinary activities income exempt from taxation	1,563,793	832,822	412,495
Ordinary activities income not constituting income or occasional tax gain	67,132	120,513	98,870
Tax deductions	156,543	374,233	226,064
Goodwill Depreciation	2,478	461	200,617
Tax depreciation surplus	223,901	162,111	140,384
Untaxed recoveries	(64,516)	(40,559)	(84,692)
Tax rate effect in other countries	(121,597)	(319,825)	(384,669)
Prior fiscal terms	46,791	39,137	71,932
Other effects of the tax rate by reconciliation between accounting profit and tax expense (income)	22,343	(277,794)	(612,068)
Total income tax	(1,932,555)	(2,748,421)	(1,776,225)
(1)	The nominal income tax rate used in Colombia for the years 2023 and 2022 is 35%, and for the year 2021 it was 31%. The Colombian financial institutions of the Group liquidated some additional points in the income tax of 5% for the years 2023 and 2022, and 3% for the year 2021.
(2)	Difference between the technical accounting frameworks in force in Colombia and the full International Financial Reporting Standards (IFRS).

Schedule of components recognized in Other Comprehensive Income

See Consolidated Statement of Comprehensive Income

December 31, 2023
In millions of Colombian pesos
	Amounts before taxes	Deferred tax	Net taxes
Remeasurement income related to defined benefit liability	(44,594)	13,234	(31,360)
Unrealized gain Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)	11,144	(246)	10,898
Unrealized loss Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	114,287	(21,023)	93,264
Loss on net investment hedge in foreign operations	1,948,833	(772,755)	1,176,078
Exchange differences arising on translating the foreign operations.	(4,963,913)	-	(4,963,913)
Unrealized loss on investments in associates and joint ventures using equity method	(2,225)	2,223	(2)
Net	(2,936,468)	(778,567)	(3,715,035)

See Consolidated Statement of Comprehensive Income

December 31, 2022
In millions of Colombian pesos
	Amounts before taxes	Deferred tax	Net taxes
Remeasurement income related to defined benefit liability	69,249	(25,090)	44,159
Unrealized loss Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)	33,354	(1,282)	32,072
Gains due to asset revaluation	-	(71)	(71)
Unrealized gain Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	(172,385)	7,843	(164,542)
Loss on net investment hedge in foreign operations	(1,833,087)	746,232	(1,086,855)
Exchange differences arising on translating the foreign operations.	4,064,795	-	4,064,795
Unrealized gains on investments in associates and joint ventures using equity method	(1,929)	(1,221)	(3,150)
Net	2,159,997	726,411	2,886,408

See Consolidated Statement of Comprehensive Income

December 31, 2021
In millions of Colombian pesos
	Amounts before taxes	Deferred tax	Net taxes
Remeasurement expense related to defined benefit liability	7,444	(1,791)	5,653
Unrealized gain Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)(1)	3,994	48,153	52,147
Gains due to asset revaluation	-	(142)	(142)
Unrealized gain Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	(61,052)	9,527	(51,525)
Loss on net investment hedge in foreign operations	(1,207,052)	493,346	(713,706)
Exchange differences arising on translating the foreign operations.	2,513,742	-	2,513,742
Unrealized gains on investments in associates and joint ventures using equity method	2,913	(982)	1,931
Net	1,259,989	548,111	1,808,100
(1)	Includes income tax to partial payments of asset-backed securities transferred to retained earnings and reclassification of income tax on investments in associates that were transferred from retained earnings to OCI.

Schedule of deferred tax assets and liabilities

		Effect on					Adjustments for
	December 31,	Income	Effect on	Effect on	Tax Made(2)	Foreign	consolidation	December 31,
	2022	Statement	OCI	Equity(1)		Exchange	purposes	2023
In millions of Colombian pesos
Asset Deferred Tax:
Property and equipment	11,071	(1,494)	-	-	-	(2,082)	(1,513)	5,982
Employee Benefits	218,263	34,648	13,234	-	-	(6,739)	-	259,406
Deterioration assessment	602,289	1,666	-	-	-	(136,367)	(51,136)	416,452
Investments evaluation	5,591	(231)	(165)	-	-	(134)	-	5,061
Derivatives Valuation	8,457	221,735	-	-	-	-	4,875	235,067
Tax credits settlement	18,186	16,754	-	-	-	-	-	34,940
Financial Obligations	663,095	(663,095)	-	-	-	-	-	-
Insurance operations	-	(633)	-	13,952	-	-	-	13,319
Net investment coverage in operations abroad	1,530,074	(91,043)	(772,755)	-	(137,838)	-	-	528,438
Other deductions	446,451	(191,575)	-	-	-	(13,241)	-	241,635
implementation adjustment	410,477	925	-	-	-	(35,186)	-	376,216
Total Asset Deferred Tax (3)	3,913,954	(672,343)	(759,686)	13,952	(137,838)	(193,749)	(47,774)	2,116,516
Liability Deferred Tax:
Property and equipment	(310,845)	32,867	-	-	-	4,549	128,441	(144,988)
Deterioration assessment	(549,435)	437,539	-	-	-	1,333	(2,828)	(113,391)
Participatory titles evaluation	(154,094)	(200,138)	(21,104)	-	-	(1,205)	6,732	(369,809)
Derivatives evaluation	(20,466)	8,585	-	-	-	4,203	(2,367)	(10,045)
Lease restatement	(258,954)	43,543	-	-	-	-	-	(215,411)
Investments in associates. Adjustment for equity method	(241,748)	168,671	2,223	-	-	(8,730)	-	(79,584)
Financial Obligations	(1,248)	(178,955)	-	-	-	256	-	(179,947)
Goodwill	(1,576,519)	644	-	-	-	1,909	-	(1,573,966)
Insurance operations	-	189	-	(14,138)	-	-	-	(13,949)
Properties received in payment	(162,681)	11,016	-	-	-	3,203	-	(148,462)
Other deductions	(506,706)	66,370	-	-	-	73,779	-	(366,557)
implementation adjustment	(25)	-	-	-	-	-	-	(25)
Total Liability Deferred Tax (3)	(3,782,721)	390,331	(18,881)	(14,138)	-	79,297	129,978	(3,216,134)
Net Deferred Tax	131,233	(282,012)	(778,567)	(186)	(137,838)	(114,452)	82,204	(1,099,618)
(1)	Application of IFRS 17 Insurance Contracts in Guatemala.
(2)	Current tax that arose from the exchange difference due to the liquidation of the bonds that was associated as a hedging instrument.
(3)	The values revealed in the Consolidated Statement of Financial Position correspond to the sum of the net deferred tax per company.

Schedule of temporary differences in subsidiaries, branches, associates over which deferred tax was not recognized

In accordance with IAS 12, no deferred tax credit was recorded, because management can control the future moment in which such differences are reversed and this is not expected to occur in the foreseeable future.

	December 31, 2023	December 31, 2022
In millions of Colombian pesos
Temporary differences
Local Subsidiaries	(1,378,775)	(1,966,594)
Foreign Subsidiaries	(17,696,145)	(22,854,744)

Schedule of fiscal losses and presumptive income excesses over net income

The following is the detail of the fiscal losses and presumptive income excesses over net income in the Group's entities, which have not been used, as of December 31, 2023.

		Deferred tax
Company	Base	recognized asset
In millions of Colombian pesos
Renting Colombia S.A.S.	39,037	12,883
Nequi S.A., Compañía de Financiamiento	63,018	22,057
Total	102,055	34,940